Provisions and other non-current liabilities - Other risks and contingent liabilities (Details) - Contingent liabilities - legal proceedings - FERC	Apr. 28, 2016 employee	Dec. 31, 2018 company
Disclosure of contingent liabilities
Number of former employees issued order to show cause | employee	2
Number of companies involved in class action lawsuit | company		3